SUNSTONE FINANCIAL GROUP, INC.
                            803 West Michigan Street
                                     Suite A
                               Milwaukee, WI 53233
                                  414-271-5885


May 3, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    The Van Wagoner Funds
       File Nos. 33-98358 and 811-9116
       Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of The Van Wagoner Funds, the undersigned does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

         (1) that the form of prospectus for the Van Wagoner Capital Appreciation Fund and the Van Wagoner Growth Fund and statements of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective No. 9, which is the most recent amendment to such registration statement; and

         (2) that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission electronically on April 30, 2001.

Questions regarding this filing should be directed to the undersigned at
(414) 271-5885.


SUNSTONE FINANCIAL GROUP, INC.



By: /s/ Constance Dye Shannon
        ----------------------
        Senior Counsel